Liquidity (Details)	12 Months Ended
	Dec. 31, 2025 SGD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2025 USD ($)
Liquidity [Line Items]
Cash balances	$ 3,807,796		$ 3,373,424		$ 2,961,191
Current assets	9,919,477		10,731,442		7,714,034
Current liabilities	2,939,244		4,002,580		2,285,748
Net loss	(2,353,002)	$ (1,829,848)	(1,031,138)	$ 2,390,166
Loans and borrowings	$ 576,751		$ 835,800		$ 448,519
Minimum [Member]
Liquidity [Line Items]
Annual interest rates	2.75%				2.75%
Repayment periods	1 year	1 year
Maximum [Member]
Liquidity [Line Items]
Annual interest rates	8.80%				8.80%
Repayment periods	5 years	5 years